FIRST FOCUS FUNDS
                           STATEMENT OF CERTIFICATION
                             PURSUANT TO RULE 497(J)

First Focus Funds (the "Fund") hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A (File Nos. 033-85982 and 811-8846) which was filed electronically on July 29, 2002 (Accession No. 0001135428-02-000217).


                                                   First Focus Funds

Date: July 31, 2002                                /s/ John C. Miles

                                                   By: John C. Miles
                                                   Title: Attorney for the Fund